Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Investments in Associates and Joint Ventures
15.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

15.1	Associates
The following table provides summarized financial information about the Bank’s investment in its associates:

Entity	Proportional Bank’s interest	Financial position		Profit (Loss) for the fiscal year
		12/31/2024	12/31/2023	12/31/2024	12/31/2023
Macro Warrants SA (1) and (2)	5%	26,305	25,219	1,086	(12,513)
Play Digital SA (1) and (2)	9.54%	1,505,724	1,627,696	(778,723)	(3,313,783)
Alianza SGR (1) and (2)	25%	117,708	6,555	113,475	(193,442)

(1)	The existence of significant influence is evidenced by the representation that the Bank has in the Board of Directors of these associates.
(2)
To measure this investment, accounting information of this associate as of September 30, 2024 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2024 and December 31, 2024 have been considered.

15.2	Joint ventures
The following table provides summarized financial information about the Bank’s investment in its joint ventures:

Entity	Proportional Bank’s interest	Financial position		Profit (Loss) for the fiscal year
		12/31/2024	12/31/2023	12/31/2024	12/31/2023
Banco Macro SA – Bizland SAU Unión transitoria	50%	2,775,857	1,804,192	2,117,481	1,120,191
Finova SA (1)	50%	176,225	205,896	(29,671)	(271,050)

(1)
To measure this investment, accounting information of this associate as of September 30, 2024 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2024 and December 31, 2024 have been considered.